Putnam International Growth Fund
The fund's portfolio
12/31/19 (Unaudited)

COMMON STOCKS (96.1%)(a)
	Shares	Value
Aerospace and defense (2.9%)
Airbus SE (France)	52,882	$7,739,778

		7,739,778
Airlines (2.9%)
Air Canada (Canada)(NON)	97,800	3,653,520
Dart Group PLC (United Kingdom)	190,592	4,276,641

		7,930,161
Banks (3.4%)
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)(NON)	4,536,300	1,387,244
Commercial International Bank (CIB) Egypt SAE GDR (Egypt)	288,572	1,471,717
HDFC Bank, Ltd. (India)	244,244	4,352,894
ING Groep NV (Netherlands)	168,050	2,014,706

		9,226,561
Beverages (6.9%)
Asahi Group Holdings, Ltd. (Japan)	106,600	4,869,455
Coca-Cola HBC AG (Switzerland)	79,045	2,685,632
Diageo PLC (United Kingdom)	83,703	3,548,490
Heineken NV (Netherlands)	50,836	5,412,598
Pernod Ricard SA (France)	11,228	2,007,555

		18,523,730
Building products (1.1%)
Daikin Industries, Ltd. (Japan)	20,700	2,911,054

		2,911,054
Capital markets (3.6%)
Deutsche Boerse AG (Germany)	20,732	3,259,200
Quilter PLC (United Kingdom)	2,118,014	4,518,291
TMX Group, Ltd. (Canada)	21,700	1,879,146

		9,656,637
Chemicals (0.7%)
Koninklijke DSM NV (Netherlands)	14,961	1,948,362

		1,948,362
Commercial services and supplies (1.5%)
A-Living Services Co., Ltd. Class H (China)	1,160,250	4,016,163
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $7) (Private) (Germany)(NON)(F)(RES)	5	4
New Middle East Other Assets GmbH (acquired 8/2/13, cost $3) (Private) (Germany)(NON)(F)(RES)	2	2

		4,016,169
Construction and engineering (2.4%)
Daiho Corp. (Japan)	113,100	2,988,980
Kyudenko Corp. (Japan)	59,100	1,743,337
Vinci SA (France)	16,492	1,831,409

		6,563,726
Distributors (1.4%)
PALTAC Corp. (Japan)	78,800	3,765,284

		3,765,284
Diversified consumer services (0.9%)
Fu Shou Yuan International Group, Ltd. (China)	3,039,000	2,576,144

		2,576,144
Entertainment (1.1%)
CTS Eventim AG & Co. KGaA (Germany)	46,808	2,942,879

		2,942,879
Food and staples retail (1.1%)
Dino Polska SA (Poland)(NON)	78,354	2,973,978

		2,973,978
Food products (4.0%)
Grieg Seafood ASA (Norway)	315,578	5,043,180
Kerry Group PLC Class A (Ireland)	32,305	4,025,877
WH Group, Ltd. (Hong Kong)	1,774,000	1,838,122

		10,907,179
Health-care providers and services (3.0%)
Orpea (France)	40,856	5,238,160
Solasto Corp. (Japan)	255,600	3,000,023

		8,238,183
Hotels, restaurants, and leisure (3.1%)
Compass Group PLC (United Kingdom)	153,887	3,852,551
Dalata Hotel Group PLC (Ireland)	221,427	1,279,129
GVC Holdings PLC (Isle of Man)	279,293	3,271,111

		8,402,791
Household durables (1.8%)
HC Brillant Services GmbH (acquired 8/2/13, cost $7) (Private) (Germany)(NON)(F)(RES)	10	8
Sony Corp. (Japan)	70,300	4,785,095

		4,785,103
Industrial conglomerates (1.6%)
Rheinmetall AG (Germany)	36,566	4,200,047

		4,200,047
Insurance (7.1%)
AIA Group, Ltd. (Hong Kong)	408,800	4,301,253
IRB Brasil Resseguros SA (Brazil)	337,494	3,267,803
Prudential PLC (United Kingdom)	352,355	6,762,908
QBE Insurance Group, Ltd. (Australia)	532,572	4,826,843

		19,158,807
Interactive media and services (3.3%)
Alphabet, Inc. Class A(NON)	1,500	2,009,085
Tencent Holdings, Ltd. (China)	122,600	5,914,046
Yandex NV Class A (Russia)(NON)	24,600	1,069,854

		8,992,985
Internet and direct marketing retail (—%)
Global Fashion Group SA (Luxembourg)(NON)	1,554	4,044

		4,044
IT Services (2.2%)
Visa, Inc. Class A	31,900	5,994,010

		5,994,010
Life sciences tools and services (2.3%)
Clinigen Group PLC (United Kingdom)	283,372	3,470,152
Lonza Group AG (Switzerland)	7,302	2,664,875

		6,135,027
Media (0.7%)
Media Nusantara Citra Tbk PT (Indonesia)	15,811,700	1,852,817

		1,852,817
Metals and mining (1.0%)
Freeport-McMoRan, Inc. (Indonesia)	207,800	2,726,336

		2,726,336
Oil, gas, and consumable fuels (3.4%)
Cairn Energy PLC (United Kingdom)(NON)	1,262,058	3,427,030
Cenovus Energy, Inc. (Canada)	269,200	2,736,468
Reliance Industries, Ltd. (India)	136,788	2,905,541

		9,069,039
Personal products (2.6%)
Shiseido Co., Ltd. (Japan)	58,700	4,197,307
Unilever NV (Netherlands)	47,301	2,718,137

		6,915,444
Pharmaceuticals (5.8%)
AstraZeneca PLC (United Kingdom)	77,725	7,831,750
Merck & Co., Inc.	29,550	2,687,573
Novartis AG (Switzerland)	53,754	5,104,353

		15,623,676
Professional services (1.6%)
BayCurrent Consulting, Inc. (Japan)	38,400	1,968,498
Outsourcing, Inc. (Japan)	212,600	2,250,565

		4,219,063
Real estate management and development (2.5%)
Logan Property Holdings Co., Ltd. (China)	1,680,000	2,826,173
Open House Co., Ltd. (Japan)	138,200	3,955,350

		6,781,523
Semiconductors and semiconductor equipment (7.6%)
ASML Holding NV (Netherlands)	20,525	6,071,137
NXP Semiconductors NV	19,050	2,424,303
Renesas Electronics Corp. (Japan)(NON)	574,800	3,958,010
SCREEN Holdings Co., Ltd. (Japan)	47,000	3,216,651
Sino-American Silicon Products, Inc. (Taiwan)	1,094,000	3,635,741
Tokyo Seimitsu Co., Ltd. (Japan)	28,400	1,110,558

		20,416,400
Software (4.4%)
Constellation Software, Inc. (Canada)	5,450	5,293,075
Dassault Systemes SA (France)	30,497	5,013,253
Talend SA ADR(NON)	41,750	1,632,843

		11,939,171
Textiles, apparel, and luxury goods (5.4%)
adidas AG (Germany)	15,733	5,114,305
Aritzia, Inc. (Canada)(NON)	208,700	3,061,673
Kering SA (France)	9,826	6,449,971

		14,625,949
Trading companies and distributors (2.2%)
Ashtead Group PLC (United Kingdom)	187,324	5,989,842

		5,989,842
Wireless telecommunication services (0.6%)
Safaricom PLC (Kenya)	4,865,800	1,517,112

		1,517,112

Total common stocks (cost $223,205,660)		$259,269,011

WARRANTS (0.9%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Jarir Marketing Co. 144A (Saudi Arabia)	1/20/22	$0.00	54,840	$2,420,605

Total warrants (cost $2,250,940)				$2,420,605

SHORT-TERM INVESTMENTS (3.2%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 1.72%(AFF)	Shares	8,027,956	$8,027,956
U.S. Treasury Bills 1.690%, 4/16/20(SEGSF)		$196,000	195,132
U.S. Treasury Bills 1.636%, 4/2/20(SEGSF)		178,000	177,314
U.S. Treasury Bills 1.649%, 4/9/20		141,000	140,415
U.S. Treasury Bills 1.569%, 6/18/20(SEGSF)		86,000	85,382
U.S. Treasury Bills 2.705%, 3/12/20(SEGSF)		51,000	50,851
U.S. Treasury Bills 1.678%, 2/20/20(SEGSF)		25,000	24,948

Total short-term investments (cost $8,701,829)			$8,701,998
TOTAL INVESTMENTS

Total investments (cost $234,158,429)			$270,391,614

	FORWARD CURRENCY CONTRACTS at 12/31/19 (aggregate face value $80,390,840) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Brazilian Real	Sell	2/4/20	$3,190,251	$2,997,081	$(193,170)
		Japanese Yen	Buy	2/19/20	3,167,812	3,172,713	(4,901)
	Barclays Bank PLC
		Australian Dollar	Buy	1/15/20	821,653	802,147	19,506
		Euro	Sell	3/18/20	5,334,280	5,280,617	(53,663)
		Hong Kong Dollar	Buy	2/19/20	1,029,407	1,023,809	5,598
		Japanese Yen	Sell	2/19/20	1,184,695	1,190,560	5,865
		Polish Zloty	Sell	3/18/20	2,724,037	2,668,745	(55,292)
	Citibank, N.A.
		Canadian Dollar	Sell	1/15/20	4,006,403	3,924,638	(81,765)
		Danish Krone	Buy	3/18/20	595,180	589,543	5,637
		Euro	Buy	3/18/20	6,286,454	6,223,514	62,940
	Credit Suisse International
		Japanese Yen	Buy	2/19/20	58,650	58,738	(88)
	Goldman Sachs International
		British Pound	Sell	3/18/20	857,589	836,557	(21,032)
		Euro	Buy	3/18/20	942,596	933,047	9,549
	HSBC Bank USA, National Association
		Canadian Dollar	Sell	1/15/20	987,257	966,521	(20,736)
		Chinese Yuan (Offshore)	Sell	2/19/20	4,047,752	4,001,178	(46,574)
		Norwegian Krone	Sell	3/18/20	773,573	740,114	(33,459)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/15/20	763,390	742,667	20,723
		British Pound	Sell	3/18/20	3,990,756	3,903,979	(86,777)
		Canadian Dollar	Sell	1/15/20	5,304,570	5,185,475	(119,095)
		Euro	Sell	3/18/20	2,813,927	2,785,824	(28,103)
		Japanese Yen	Buy	2/19/20	4,489,605	4,493,239	(3,634)
		New Zealand Dollar	Buy	1/15/20	476,480	442,131	34,349
		Norwegian Krone	Sell	3/18/20	1,401,646	1,340,774	(60,872)
		Singapore Dollar	Buy	2/19/20	1,776,364	1,761,989	14,375
		Swedish Krona	Buy	3/18/20	92,492	91,070	1,422
		Swiss Franc	Buy	3/18/20	7,482,656	7,349,112	133,544
	NatWest Markets PLC
		Australian Dollar	Buy	1/15/20	823,338	786,001	37,337
	State Street Bank and Trust Co.
		Canadian Dollar	Sell	1/15/20	4,060,545	3,977,894	(82,651)
		Israeli Shekel	Buy	1/15/20	1,483,483	1,478,815	4,668
		Japanese Yen	Buy	2/19/20	935,322	936,792	(1,470)
	UBS AG
		British Pound	Buy	3/18/20	1,660,227	1,646,801	13,426
		Canadian Dollar	Sell	1/15/20	2,417,736	2,405,190	(12,546)
		Japanese Yen	Sell	2/19/20	1,029,705	1,029,879	174
		Norwegian Krone	Sell	3/18/20	993,287	950,410	(42,877)
	WestPac Banking Corp.
		Euro	Buy	3/18/20	2,590,787	2,577,476	13,311
		Japanese Yen	Buy	2/19/20	1,103,576	1,095,800	7,776

	Unrealized appreciation						390,200

	Unrealized (depreciation)						(948,705)

	Total						$(558,505)
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2019 through December 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $269,786,214.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $14, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/19
	Short-term investments
	Putnam Cash Collateral Pool, LLC*	$4,970,000	$4,056,875	$9,026,875	$16,983	$—
	Putnam Short Term Investment Fund**	3,296,499	22,981,843	18,250,386	23,767	8,027,956

	Total Short-term investments	$8,266,499	$27,038,718	$27,277,261	$40,750	$8,027,956
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $285,631.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
	At the close of the reporting period, the fund maintained liquid assets totaling $641,645 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	16.5%
	United Kingdom	16.2
	France	10.5
	United States	8.7
	Netherlands	6.7
	Canada	6.1
	Germany	5.7
	China	5.7
	Switzerland	3.9
	India	2.7
	Hong Kong	2.3
	Indonesia	2.2
	Ireland	2.0
	Norway	1.9
	Australia	1.8
	Taiwan	1.3
	Isle of Man	1.2
	Brazil	1.2
	Poland	1.1
	Saudi Arabia	0.9
	Kenya	0.6
	Egypt	0.5
	Other	0.3

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $616,929 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $285,631 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Communication services	$7,538,930	$7,766,863	$—
Consumer discretionary	23,032,784	11,126,523	8
Consumer staples	28,415,447	10,904,884	—
Energy	6,163,498	2,905,541	—
Financials	23,173,771	14,868,234	—
Health care	26,996,863	3,000,023	—
Industrials	27,691,237	15,878,597	6
Information technology	26,428,621	11,920,960	—
Materials	4,674,698	—	—
Real estate	—	6,781,523	—

Total common stocks	174,115,849	85,153,148	14
Warrants	—	2,420,605	—
Short-term investments	8,027,956	674,042	—

Totals by level	$182,143,805	$88,247,795	$14
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(558,505)	$—

Totals by level	$—	$(558,505)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$104,300,000
Warrants (number of warrants)	55,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com